CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY	Adjustment Ordinary shares CNY (¥) shares	Adjustment Additional paid in capital [Member] CNY (¥)	Adjustment Statutory reserves [Member] CNY (¥)	Adjustment Accumulated other comprehensive (loss)/income [Member] CNY (¥)	Adjustment Treasury stock [Member] CNY (¥) shares	Adjustment Retained earnings (Accumulated losses) [Member] CNY (¥)	Adjustment Non-controlling interests [Member] CNY (¥)	Adjustment CNY (¥)	Ordinary shares CNY (¥) shares	Additional paid in capital [Member] CNY (¥)	Statutory reserves [Member] CNY (¥)	Accumulated other comprehensive (loss)/income [Member] CNY (¥)	Treasury stock [Member] CNY (¥) shares	Retained earnings (Accumulated losses) [Member] CNY (¥)	Non-controlling interests [Member] CNY (¥)	CNY (¥) shares	USD ($) shares
Cumulative effect of adoption of new accounting standard (Note 2(am))									¥ 21,727	¥ 4,010,739,727	¥ 570,176,203	¥ 70,300,898	¥ (13,875,553)	¥ 3,202,528,312	¥ 614,086,626	¥ 8,453,977,940
Beginning Balance at Dec. 31, 2018									¥ 21,727	4,010,739,727	570,176,203	70,300,898	¥ (13,875,553)	3,202,528,312	614,086,626	8,453,977,940
Beginning Balance (in shares) at Dec. 31, 2018 | shares									158,587,937				(1,723,200)
Share-based compensation expense									¥ 0	4,578,315	0	0	¥ 0	0	0	4,578,315
Appropriation to statutory reserves									0	0	119,530,534	0	0	(119,530,534)	0	0
Foreign currency exchange translation adjustment									0	0	0	13,741,077	0	0	0	13,741,077
Common stock offering									¥ 2,579	488,948,216	0	0	¥ 0	0	0	488,950,795
Common stock offering (in shares) | shares									18,687,500				0
Change in the instrument-specific credit risk (Note 24)									¥ 0	0	0	(21,089,777)	¥ 0	0	0	(21,089,777)
Contribution from non-controlling interest									0	0	0	0	0	0	2,595,780,000	2,595,780,000
Repurchase of non-controlling interest									0	0	0	0	0	0	97,848,385	97,848,385
Disposition of Poyang Luohong subsidiary									0	0	0	0	0	0	(97,848,385)	(97,848,385)
Exercise of share options									¥ 461	78,583,604	0	0	¥ 0	0	0	¥ 78,584,065
Exercise of share option (in shares) | shares									3,378,060				0			3,378,060	3,378,060
Net income									¥ 0	0	0	0	¥ 0	898,662,226	25,690,269	¥ 924,352,495
Ending Balance at Dec. 31, 2019									¥ 24,767	4,582,849,862	689,706,737	62,952,198	¥ (13,875,553)	3,981,660,004	3,137,708,510	12,441,026,525
Ending Balance (in shares) at Dec. 31, 2019 | shares									180,653,497				(1,723,200)
Cumulative effect of adoption of new accounting standard (Note 2(am))									¥ 24,767	4,582,849,862	689,706,737	62,952,198	¥ (13,875,553)	3,981,660,004	3,137,708,510	12,441,026,525
Share-based compensation expense									0	922,868	0	0	0	0	0	922,868
Appropriation to statutory reserves									0	0	2,301,771	0	0	(2,301,771)	0	0
Foreign currency exchange translation adjustment									0	0	0	(251,893,476)	0	0	0	(251,893,476)
Share Repurchase (Note 25)									0	0	0	0	¥ (29,294,325)	0	0	(29,294,325)
Share Repurchase (Note 25) (in shares) | shares													(1,222,640)
Common stock offering									¥ 781	636,178,663	0	0	¥ 0	0	0	¥ 636,179,444
Common stock offering (in shares) | shares									5,976,272							5,976,272	5,976,272
Change in the instrument-specific credit risk (Note 24)									¥ 0	0	0	60,325,828	0	0	0	¥ 60,325,828
Contribution from non-controlling interest									0	0	0	0	0	0	865,000,000	865,000,000
Contribution from principal shareholders (Note 26)									0	139,854,157	0	0	0	0	(139,854,157)	0
Settlement of non-controlling interest (Note 20)									0	(171,497,761)	0	0	0	0	(3,798,746,361)	(3,970,244,122)
Repurchase of non-controlling interest									0	(20,624,812)	0	0	0	0	(266,060,904)	(286,685,716)
Equity financing in a subsidiary (Note 26)									0	0	0	0	0	0	3,100,000,000	3,100,000,000
Disposition of Poyang Luohong subsidiary									0	20,624,812	0	0	0	0	266,060,904	286,685,716
Exercise of share options									¥ 504	83,561,653	0	0	0	0	0	¥ 83,562,157
Exercise of share option (in shares) | shares									3,750,540							3,750,540	3,750,540
Net income									¥ 0	0	0	0	0	230,384,653	104,870,621	¥ 335,255,274
Ending Balance at Dec. 31, 2020	¥ 0	¥ 0	¥ 0	¥ 0	¥ 0	¥ 6,607,526	¥ 0	¥ 6,607,526	¥ 26,052	5,251,244,630	692,008,508	(128,615,450)	¥ (43,169,878)	4,216,350,412	3,002,917,709	12,990,761,983
Ending Balance (in shares) at Dec. 31, 2020 | shares									190,380,309				(2,945,840)
Cumulative effect of adoption of new accounting standard (Note 2(am))	0	0	0	0	0	6,607,526	0	6,607,526	¥ 26,052	5,251,244,630	692,008,508	(128,615,450)	¥ (43,169,878)	4,216,350,412	3,002,917,709	12,990,761,983
Share-based compensation expense									0	9,884,090	0	0	0	0	0	9,884,090
Appropriation to statutory reserves									0	0	8,235,762	0	0	(8,235,762)	0	0
Foreign currency exchange translation adjustment									0	0	0	(55,437,508)	0	0	0	(55,437,508)	$ (8,822,831)
Change in the instrument-specific credit risk (Note 24)									0	0	0	56,224,381	0	0	0	56,224,381	$ 8,946,309
Exercise of share options									¥ 14	2,211,730	0	0	¥ 0	0	0	¥ 2,211,744
Exercise of share option (in shares) | shares									109,200				0			105,200	105,200
Conversion of Convertible senior notes (Note 24)	¥ 425	¥ 354,582,078	¥ 0	¥ (14,252,339)	¥ 0	¥ 0	¥ 0	¥ 340,330,164									$ 15,750,000
Conversion of Convertible senior notes (Note 24) (in shares) | shares	3,281,244				0											3,281,244	3,281,244
Net income									¥ 0	0	0	0	¥ 0	721,017,910	234,553,599	¥ 955,571,509	$ 149,950,021
Change in fair value of interest rate swap cash flow hedges									0	0	0	(12,294,252)	0	0	0	(12,294,252)	(1,929,236)
Ending Balance at Dec. 31, 2021									¥ 26,491	5,617,922,528	700,244,270	(154,375,168)	¥ (43,169,878)	4,929,132,560	3,237,471,308	14,287,252,111	2,241,981,627
Ending Balance (in shares) at Dec. 31, 2021 | shares									193,770,753				(2,945,840)
Cumulative effect of adoption of new accounting standard (Note 2(am))									¥ 26,491	¥ 5,617,922,528	¥ 700,244,270	¥ (154,375,168)	¥ (43,169,878)	¥ 4,929,132,560	¥ 3,237,471,308	¥ 14,287,252,111	$ 2,241,981,627